Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2022
Taxes Payable
Summary of taxes payable

The following is a summary of taxes payable as of December 31, 2021 and 2022 (in thousands):

	December 31,	December 31,
	2021	2022
	RMB	RMB
Sales Tax payable	681,815	290,272
Withholding individual income taxes for employees	263,845	306,861
EIT payable	3,459,307	2,116,014
Others	132,083	99,949
	4,537,050	2,813,096